Stock-Based Compensation (Details Textual) (USD $)	6 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended				12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Jun. 02, 2011	Dec. 26, 2010	Dec. 25, 2011 Stock Options [Member]	Dec. 25, 2011 2009 Plan [Member]	Jun. 02, 2009 2009 Plan [Member]	Dec. 25, 2011 Minimum [Member] Stock Options [Member]	Dec. 25, 2011 Maximum [Member] Stock Options [Member]	Jun. 24, 2012 Restricted stock / vested shares [Member]	Dec. 25, 2011 Restricted stock / vested shares [Member]	Jun. 09, 2010 Restricted stock / vested shares [Member]	Jun. 01, 2010 Restricted stock / vested shares [Member]	Mar. 15, 2010 Restricted stock / vested shares [Member]	Dec. 25, 2011 Restricted stock units [Member]	Jun. 24, 2012 Restricted stock units [Member]	Jun. 02, 2011 Restricted stock units [Member]	Jun. 24, 2012 ESPP [Member]	Dec. 25, 2011 ESPP [Member]	Apr. 19, 2006 ESPP [Member]
Stock-Based Compensation (Textual) [Abstract]
Weighted-average period										1 year	10 months 24 days				5 months
Unrecognized compensation expense										$ 200,000	$ 800,000				$ 26,000			$ 0
Restricted stock units																20,532
RSUs granted																600,000
Restricted stock units vesting date	Jun. 02, 2012
Aggregate common stock issued	32,087,000	2,421,000		1,382,000		40,000	24,000												123,546	12,354
Number of shares for future issuance						31,696													11,185
Contractual terms under option granted					10 years
Period to exercise option								1 year	3 years
Option Unrecognized compensation costs					0
Restricted stock granted to certain employees			20,532									1,206	1,224	19,280
Grant date fair value of the restricted shares		$ 89.75
Grant date fair value												$ 99.50	$ 98.00	$ 123.00
Number of shares vest in full	9,791	1,082									8,400
Performance based restricted shares		10,880
Total Fair value of the RSUs granted																	$ 600,000